Condensed Financial Information of the Parent Company	12 Months Ended
Mar. 31, 2026
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Schedule I — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s subsidiaries and VIEs established in the PRC are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Company’s subsidiaries and its VIEs are also required to set aside at least 10% of its after—tax profit based on the PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company’s operations and revenues are conducted and generated in China, all of the Company’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to the PRC foreign exchange control regulations that restrict the Company’s ability to convert RMB into US Dollars.

Regulation S—X requires the condensed financial information of a registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances, or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12—04, Schedule I of Regulation S—X as the restricted net assets of the Company’s PRC subsidiaries and VIEs exceed 25% of the consolidated net assets of the Company.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S—X Rule 5—04 and Rule 12—04, using the same accounting policies as set out in the Company’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general—purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

CONDENSED BALANCE SHEETS

	As of March 31,
	2026	2025
Cash and cash equivalents	$2,571	$2,279
Intercompany receivables	184,752,062	202,627,825
Total current assets	$184,754,633	$202,630,104
Total non-current assets	—	—
Total Assets	$184,754,633	$202,630,104

Total current liabilities	3,820,021	3,510,959
Total non-current liabilities	—	—
Total Liabilities	$3,820,021	$3,510,959

Total Shareholders’ Equity	180,934,612	199,119,145
Total Liabilities and Equity	$184,754,633	$202,630,104

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the years ended March 31,
	2026	2025	2024
Total revenue, net	$—	$—	$—
Total costs and expenses	1,231,452	1,288,585	2,122,139
Loss from subsidiaries and VIEs	17,440,450	133,688,784	7,336,645
Total other expenses (income), net	(292)	—	—
(Loss) income from continuing operations before income tax expenses	$(18,671,610)	$(134,977,369)	$(9,458,784)
Less: income tax expense (benefit)	-	-	-
Net (loss) income from continuing operations	$(18,671,610)	$(134,977,369)	$(9,458,784)
Total gain (loss) from discontinued operations	-	-	-
Net (loss) income	$(18,671,610)	$(134,977,369)	$(9,458,784)

CONDENSED STATEMENTS OF CASH FLOWS

	For The Years Ended March 31,
	2026	2025	2024

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(18,671,610)	$(134,977,369)	$(9,458,784)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubts accounts	—	—	5,795
Equity in loss of subsidiaries	17,440,450	134,688,784	7,336,654
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	309,062	417,267	502,018
NET CASH USED IN OPERATING ACTIVITIES	$(922,097)	$(871,318)	$(1,614,326)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering costs	$—	$195,884,024	$139,339,849
Collection from (loan to) subsidiaries	922,389	(195,012,706)	(137,727,716)
NET CASH PROVIDED BY FINANCING ACTIVITIES	$922,389	$871,318	$1,612,133
NET INCREASE (DECREASE) IN CASH	$292	$-	$(2,193)
CASH-beginning of year	2,279	2,279	4,472
CASH-end of year	$2,571	$2,279	$2,279
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	—	2,982	24,988
Cash paid for interest	—	—	111,563

Notes to condensed financial statements

1.	Akso Health, formerly known as Xiaobai Maimai Inc., was founded on April 25, 2016 in the Cayman Islands. The condensed full year results of the Company have been prepared assuming the Reorganization (see Note 1 in the consolidated financial statements) was in effect from November 1, 2016.

2.	The condensed financial statements of Akso Health have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries, VIEs and subsidiaries of VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the income (loss) of the subsidiaries and VIEs is presented as equity in (loss) earnings of subsidiaries and VIEs on the statement of operations.

3.	As of March 31, 2026 and 2025, there were no material contingencies, significant provisions of long—term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

4.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The notes to consolidated financial statements disclosed certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.